Leases	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES

NOTE 4    -    LEASES

On January 1, 2019, the Company adopted ASU 2016-02 using the modified retrospective approach for all lease arrangements at the beginning of the period of adoption. Leases existing for the reporting period beginning January 1, 2019 are presented under ASU 2016-02. The Company leases facilities, clinical research rooms, and vehicles under operating leases. At June 30, 2019, the Company's ROU assets and lease liabilities for operating leases totaled $1,417 and $1,533, respectively. The impact of adopting the new lease standard was not material to the Company's condensed consolidated statement of operations for the periods presented.

Supplemental cash flow information related to operating leases was as follows (unaudited):

Six Months Ended June 30, 2019
Cash payments for operating leases	$209
New operating lease assets obtained in exchange for operating lease liabilities	$1,573

As of June 30, 2019, the Company's operating leases had a weighted average remaining lease term of 3.3 years and a weighted average discount rate of 5%. Future lease payments under operating leases as of June 30, 2019 were as follows (unaudited):

Operating Leases
Remainder of 2019	$209
2020	395
2021	347
2022	335
2023	335
2024	84
Total future lease payments	1,704
Less imputed interest	(171)
Total lease liability balance	$1,533